Transactions with Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 27, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Management fees - related party		$ 884	$ 563
Due to related parties		5,895		$ 450
Due from related parties		0		142
Certain Service Providers [Member]
Transactions with Related Parties [Abstract]
Shares granted (in shares)	65,000
Related Party [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Parties [Abstract]
Management fees - related party		474	298
Due to related parties		5,252		252
Related Party [Member] | Seanergy Management Corp. [Member]
Transactions with Related Parties [Abstract]
Due to related parties		34
Due from related parties				142
Commercial management fees		176	136
Fees charged in relation to sales and purchase services		0
Fees charged in relation to purchase services			509
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Management fees - related party		410	$ 265
Due to related parties		609		$ 198
Fixed management fee		$ 14